Debt and Interest Expense - Debt Activity Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Beginning balance	$ 2,424,104	$ 1,418,169
Ending balance	2,707,357	2,424,104
Working Capital Facility [Member] | Anadarko [Member]
Debt Instrument [Line Items]
Borrowings		1,150
Repayments	(1,150)
Western Gas Partners, LP [Member]
Debt Instrument [Line Items]
Other	(5,597)	(5,215)
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Issuance of Senior Notes		400,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Issuance of Senior Notes		100,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Issuance of Senior Notes	500,000
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings	400,000	1,160,000
Repayments	$ (610,000)	$ (650,000)